Average Annual Total Returns - Service - BlackRock Low Duration Bond Portfolio	Jan. 28, 2021
ICE BofA 1-3 Year US Corporate & Government Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	3.34%
5 Years	2.23%
10 Years	1.63%
Service Shares
Average Annual Return:
1 Year	3.21%
5 Years	2.37%
10 Years	2.11%
Service Shares | After Taxes on Distributions
Average Annual Return:
1 Year	2.45%
5 Years	1.56%
10 Years	1.31%
Service Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	1.89%
5 Years	1.46%
10 Years	1.28%